Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Business Acquisition, Financial Information
The following tables present our financial position, results of operations, the effect of including the results of the Martinez Crude Oil Marine Terminal and the Long Beach Assets and the adjusted total amounts included in our condensed combined consolidated financial statements.
Condensed Combined Consolidated Balance Sheet as of June 30, 2012

	Tesoro Logistics LP	Long Beach Assets (Predecessor)	June 30, 2012
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$21,408	$—	$21,408
Receivables
Trade	433	2,889	3,322
Affiliate	9,361	—	9,361
Prepayments and other current assets	1,550	57	1,607
Total Current Assets	32,752	2,946	35,698
NET PROPERTY, PLANT AND EQUIPMENT	180,946	22,223	203,169
OTHER NON-CURRENT ASSETS	1,791	—	1,791
Total Assets	$215,489	$25,169	$240,658

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable
Trade	$7,967	$277	$8,244
Affiliate	3,490	44	3,534
Deferred revenue - affiliate	1,948	—	1,948
Accrued liabilities	1,166	856	2,022
Total Current Liabilities	14,571	1,177	15,748
OTHER NONCURRENT LIABILITIES	46	—	46
DEBT	118,000	—	118,000
EQUITY
Equity of Predecessors	—	23,992	23,992
Common unitholders	223,563	—	223,563
Subordinated unitholders	(141,835)	—	(141,835)
General partner	1,144	—	1,144
Total Equity	82,872	23,992	106,864
Total Liabilities and Equity	$215,489	$25,169	$240,658

Condensed Statement of Combined Consolidated Operations for the Three Months Ended June 30, 2012

	Tesoro Logistics LP	Long Beach Assets (Predecessor)	Three Months Ended June 30, 2012
REVENUES	(Dollars in thousands)
Affiliate	$32,458	$—	$32,458
Third-party	722	3,705	4,427
Total Revenues	33,180	3,705	36,885
COSTS AND EXPENSES
Operating and maintenance expenses	15,453	1,113	16,566
Imbalance settlement gains	(2,557)	—	(2,557)
Depreciation and amortization expenses	2,526	353	2,879
General and administrative expenses	3,634	98	3,732
Total Costs and Expenses	19,056	1,564	20,620
OPERATING INCOME	14,124	2,141	16,265
Interest expense, net	(1,039)	—	(1,039)
NET INCOME	13,085	2,141	15,226
Less: Income attributable to Predecessors	—	2,141	2,141
Net income attributable to partners	$13,085	$—	$13,085

Condensed Statement of Combined Consolidated Operations for the Six Months Ended June 30, 2012

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Six Months Ended June 30, 2012
REVENUES	(Dollars in thousands)
Affiliate	$58,811	$—	$—	$58,811
Third-party	1,454	—	4,883	6,337
Total Revenues	60,265	—	4,883	65,148
COSTS AND EXPENSES
Operating and maintenance expenses	27,630	1,558	2,954	32,142
Imbalance settlement gains	(5,047)	—	—	(5,047)
Depreciation and amortization expenses	4,527	526	637	5,690
General and administrative expenses	6,964	97	246	7,307
Loss on asset disposals	—	236	—	236
Total Costs and Expenses	34,074	2,417	3,837	40,328
OPERATING INCOME (LOSS)	26,191	(2,417)	1,046	24,820
Interest expense, net	(1,550)	—	—	(1,550)
NET INCOME (LOSS)	24,641	(2,417)	1,046	23,270
Less: Income (Loss) attributable to Predecessors	—	(2,417)	1,046	(1,371)
Net income attributable to partners	$24,641	$—	$—	$24,641

Condensed Statement of Combined Consolidated Operations for the Three Months Ended June 30, 2011

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Three Months Ended June 30, 2011
REVENUES	(Dollars in thousands)
Affiliate	$18,878	$—	$—	$18,878
Third-party	888	—	1,800	2,688
Total Revenues	19,766	—	1,800	21,566
COSTS AND EXPENSES
Operating and maintenance expenses	9,442	1,674	1,302	12,418
Imbalance settlement gains	(1,301)	—	—	(1,301)
Depreciation and amortization expenses	2,020	510	287	2,817
General and administrative expenses	2,056	95	93	2,244
Loss on asset disposals	1	—	—	1
Total Costs and Expenses	12,218	2,279	1,682	16,179
OPERATING INCOME (LOSS)	7,548	(2,279)	118	5,387
Interest expense, net	(461)	—	—	(461)
NET INCOME (LOSS)	7,087	(2,279)	118	4,926
Less: Income (Loss) attributable to Predecessors	(808)	(2,279)	118	(2,969)
Net income attributable to partners	$7,895	$—	$—	$7,895

Condensed Statement of Combined Consolidated Operations for the Six Months Ended June 30, 2011

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Six Months Ended June 30, 2011
REVENUES	(Dollars in thousands)
Affiliate	$24,440	$—	$—	$24,440
Third-party	1,596	—	3,222	4,818
Total Revenues	26,036	—	3,222	29,258
COSTS AND EXPENSES
Operating and maintenance expenses	19,216	2,993	2,570	24,779
Imbalance settlement gains	(2,367)	—	—	(2,367)
Depreciation and amortization expenses	4,037	1,020	581	5,638
General and administrative expenses	3,415	197	194	3,806
Loss on asset disposals	1	25	—	26
Total Costs and Expenses	24,302	4,235	3,345	31,882
OPERATING INCOME (LOSS)	1,734	(4,235)	(123)	(2,624)
Interest expense, net	(461)	—	—	(461)
NET INCOME (LOSS)	1,273	(4,235)	(123)	(3,085)
Less: Loss attributable to Predecessors	(6,622)	(4,235)	(123)	(10,980)
Net income attributable to partners	$7,895	$—	$—	$7,895